Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions	9 Months Ended
	Sep. 30, 2018 USD ($)
Transfer from other comprehensive income	$ 0	[1]
Malaysia LNG Tiga Sdn Bhd [Member]
Transfer from other comprehensive income	617
Canadian Natural Resources Limited [Member]
Transfer from other comprehensive income	481
Other Reserves [Member]
Transfer from other comprehensive income	(1,108)	[1],[2]
Impact of adoption of IFRS 2	172
Retained Earnings [Member]
Transfer from other comprehensive income	1,108	[1]
Impact of adoption of IFRS 2	$ 125

[1]	In accordance with IFRS 9 Financial Instruments, the transfer mainly relates to the sale of Shell's shareholding in Malaysia LNG Tiga Sdn Bhd ($617 million) and the sale of shares in Canadian Natural Resources Limited ($481 million).
[2]	See Note 5 "Other reserves".